RELATED PARTY TRANSACTIONS - Founder Shares (Details) - Sponsor - MedTech Acquisition Corp			1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 26, 2023 shares	Sep. 11, 2020 USD ($) shares	Dec. 31, 2020 shares	Jun. 30, 2023 D $ / shares shares	Dec. 31, 2022 D $ / shares shares
Class A common stock
RELATED PARTY TRANSACTIONS
Class A common stock converted	6,249,999
Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares issued		5,750,000
Aggregate purchase price | $		$ 25,000
Share dividend			0.1
Aggregate number of shares owned			6,325,000
Restrictions on transfer period of time after business combination completion				1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares				$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D				30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences				150 days
Class B Common Stock | Over-allotment option
RELATED PARTY TRANSACTIONS
Shares subject to forfeiture				75,000
Shares no longer subject to forfeiture				0
Founder Shares | Class B Common Stock
RELATED PARTY TRANSACTIONS
Number of shares issued		5,750,000
Aggregate purchase price | $		$ 25,000
Share dividend			0.1
Aggregate number of shares owned			6,325,000
Restrictions on transfer period of time after business combination completion					1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares					$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D					30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences					150 days
Founder Shares | Class B Common Stock | Over-allotment option
RELATED PARTY TRANSACTIONS
Shares subject to forfeiture					75,000
Shares no longer subject to forfeiture					0